PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 100.0%
Asset-Backed Securities 13.8%
Automobiles 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490%	06/20/29		800	$812,696
Series 2024-01A, Class A, 144A	5.360	06/20/30		850	863,967

Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580	08/15/35		100	101,361
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	203,719
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	101,971
Series 2025-01A, Class A, 144A	5.360	04/16/35		600	612,825
Series 2025-01A, Class B, 144A	5.560	10/15/35		800	816,528
Series 2025-01A, Class C, 144A	5.760	10/15/35		400	407,171
Series 2026-01A, Class B, 144A	4.700	01/17/34		2,100	2,076,202

Santander Drive Auto Receivables Trust, Series 2025-03, Class D	5.110	09/15/31		1,100	1,100,583
					7,097,023
Collateralized Loan Obligations 9.0%
AGL CLO Ltd. (United Kingdom), Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37		1,500	1,503,753
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.103(c)	07/15/37		1,250	1,253,682
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.097(c)	07/20/32		151	150,757
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.675(c)	07/20/37		1,500	1,503,749
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.554(c)	04/15/35	EUR	250	290,892
Avoca CLO DAC (Ireland), Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.054(c)	10/15/38	EUR	3,650	4,284,128
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.010(c)	04/15/35		292	292,077
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-06A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.373(c)	01/15/38		1,750	1,754,917
CBAMR Ltd. (Cayman Islands), Series 2017-02A, Class A1RR, 144A	—(p)	04/17/39		9,000	9,000,045
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37		3,000	3,008,250
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	04/20/35		250	250,051
CVC Cordatus Loan Fund DAC (Ireland), Series 15A, Class ARR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.626(c)	02/26/39	EUR	4,350	5,085,421
Eldridge CLO Ltd., Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.939(c)	03/31/38		4,200	4,207,546
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/20/37		2,500	2,506,000
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.195(c)	04/20/37		1,000	1,002,000
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.920(c)	03/22/38		2,250	2,255,934

Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.625(c)	10/20/37		2,000	2,005,199
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.624(c)	05/24/38	EUR	2,750	3,213,903
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.715(c)	10/20/34		1,320	1,320,203
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.905(c)	10/20/31		57	57,086

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.076%(c)	10/22/37		1,750	$1,754,967
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36		4,000	4,002,857

Madison Park Funding Ltd. (Cayman Islands), Series 2023-63A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	07/21/38		6,500	6,520,761
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.873(c)	05/15/37	EUR	1,500	1,752,213
Ocean Trails CLO Ltd. (Cayman Islands), Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.475(c)	01/20/38		1,850	1,852,701
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.935(c)	03/20/38		4,000	4,011,645
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.905(c)	10/20/38		3,000	3,007,747

OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.295(c)	04/20/37		2,000	2,004,000
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.973(c)	03/15/38		5,800	5,815,894
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.962%)	5.618(c)	05/07/31		346	346,582
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.994(c)	04/22/35	EUR	648	755,299
Symphony CLO Ltd. (United Kingdom), Series 2022-37A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	01/20/37		250	249,768
Tikehau CLO DAC (Ireland), Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.394(c)	10/15/38	EUR	2,250	2,622,355
Voya Euro CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.188(c)	03/16/38	EUR	4,250	4,958,221
Warwick Capital CLO Ltd. (Cayman Islands), Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.075(c)	07/20/37		1,550	1,554,283
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.093(c)	07/15/37		2,000	2,005,741
					88,160,627
Consumer Loans 1.3%
Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880	09/15/29		300	300,205
Series 2024-X02, Class C, 144A	5.620	12/17/29		233	232,997
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33		1,000	1,005,476
Series 2025-02A, Class C, 144A	5.260	07/15/33		1,500	1,504,986
Series 2025-03A, Class B, 144A	4.750	10/16/34		900	895,440
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A3, 144A	5.150	10/27/59		500	505,024
Series 2026-REV01, Class A, 144A	4.930	05/15/41		1,800	1,804,078

GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		34	34,227
Lendmark Funding Trust, Series 2026-01A, Class A, 144A	4.800	11/20/35		1,300	1,293,157
Mariner Finance Issuance Trust, Series 2025-BA, Class A, 144A	4.590	11/22/38		1,100	1,091,507
Onemain Financial Issuance Trust, Series 2025-01A, Class C, 144A	5.200	07/14/38		500	499,264
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		300	305,814
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	102,103
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	102,348
Series 2024-01A, Class A, 144A	5.790	05/14/41		200	207,267

Sotheby’s Artfi Master Trust, Series 2026-01A, Class A1, 144A	4.800	06/20/33		1,000	995,951

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210%	02/15/45	324	$324,030
Series 2025-01A, Class A, 144A	5.050	09/15/45	350	349,839
Series 2026-01A, Class A, 144A	4.780	08/15/46	730	720,713
				12,274,426
Credit Cards 0.1%
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32	1,000	1,006,942
Equipment 0.1%
Post Road Equipment Finance LLC, Series 2026-01A, Class C, 144A	5.120	06/15/33	500	500,188
VB-S1 Issuer LLC, Series 2026-01A, Class C2, 144A	4.693	03/15/56	500	486,761
				986,949
Home Equity Loans 2.1%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	277	279,489
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	502	498,629
Series 2026-CES01, Class A1A, 144A	5.254(cc)	04/25/56	984	982,328
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	776	778,489
Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	906	897,627
Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60	651	646,702
EFMT,
Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	439	440,464
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	313	315,057
FIGRE Trust,
Series 2026-FL01, Class A1, 144A	5.489(cc)	03/25/56	957	956,732
Series 2026-HE01, Class A, 144A	4.982(cc)	01/25/56	459	453,485
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.112(c)	01/25/55	240	240,973
Series 2026-CES01, Class A1, 144A	4.899(cc)	05/25/56	1,007	998,301
Series 2026-CES03, Class A1A, 144A	5.358(cc)	09/25/56	900	900,216
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.325(c)	03/20/54	38	37,799
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55	248	249,235
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	610	612,778
Series 2026-ACES01, Class A1, 144A	4.894(cc)	04/25/66	934	925,348
Series 2026-CES01, Class A1A, 144A	4.909(cc)	06/25/56	1,113	1,103,855

OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.212(c)	02/25/55	604	606,621
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	136	136,333
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	223	222,334
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	265	265,756
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	256	257,609
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	403	404,671
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	690	692,423
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	770	772,170
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	514	515,016
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	837	840,675
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	48	47,791
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	44	44,570

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES05, Class A1, 144A	5.167%(cc)	09/25/64	300	$300,035
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	400	399,118
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	263	264,172
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	357	358,351
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	462	461,909
Series 2025-CES03, Class A1A, 144A	5.278(cc)	08/25/65	659	658,699
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	348	348,983
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	685	681,570
Series 2025-FIX02, Class A1, 144A	5.249(cc)	10/25/65	598	596,430
Series 2025-HE02, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.962(c)	09/25/65	654	654,921
				20,847,664
Other 0.5%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-04A, Class A2, 144A	5.522	12/20/55	300	301,986
GoodLeap Home Improvement Solutions Trust, Series 2025-02A, Class A, 144A	5.320	06/20/49	722	721,722
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	155	152,155
Series 2024-01GS, Class A, 144A	6.250	06/20/57	250	241,976

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	500	482,436
PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43	463	456,473
PK Alift Loan Funding 8 LP, Series 2026-01, Class A, 144A	4.614	09/15/43	1,000	977,080
Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.312(c)	07/25/33	4	4,493
Sunrun Prometheus Issuer LLC, Series 2026-01A, Class A1, 144A	6.300	08/01/61	1,000	995,940
Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50	337	335,776
Tricon Residential Trust, Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.727(c)	03/17/42	690	689,817
				5,359,854

Total Asset-Backed Securities (cost $135,053,986)				135,733,485
Commercial Mortgage-Backed Securities 7.0%
1301 Trust, Series 2025-1301, Class A, 144A	5.059(cc)	08/11/42	2,000	2,002,024
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF03, Class A1, 144A	1.075	10/15/54	39	39,033
ARES Commercial Mortgage Trust,
Series 2026-AZURE, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.977(c)	03/15/38	1,850	1,849,997
Series 2026-AZURE, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.527(c)	03/15/38	975	976,215
Series 2026-AZURE, Class D, 144A, 1 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	5.977(c)	03/15/38	1,275	1,276,589
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.127(c)	04/15/42	410	410,256
Series 2026-TRON, Class A, 144A, 1 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.070(c)	05/15/43	1,750	1,755,470

BANK, Series 2020-BN30, Class A3	1.650	12/15/53	1,950	1,745,118
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.586(cc)	02/15/50	8,410	19,521
BANK5,
Series 2023-05YR4, Class A3	6.500	12/15/56	1,039	1,073,415

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK5, (cont’d.)
Series 2024-05YR09, Class A3	5.614%	08/15/57	1,300	$1,331,510
Series 2024-05YR10, Class A3	5.302	10/15/57	1,400	1,420,177
Series 2025-05YR17, Class A3	5.225	11/15/58	1,440	1,461,373
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class XB, IO	0.964(cc)	04/15/53	1,019	34,902
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,820	1,894,750
Series 2025-05C33, Class A4	5.839	03/15/58	1,000	1,033,084
Benchmark Mortgage Trust,
Series 2018-B07, Class A3	4.241	05/15/53	590	583,551
Series 2020-B17, Class A4	2.042	03/15/53	3,000	2,730,132
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	483,593
Series 2023-B40, Class A2	6.930	12/15/56	381	394,933
Series 2023-V02, Class A3	5.812(cc)	05/15/55	666	677,688
Series 2024-V08, Class A3	6.189(cc)	07/15/57	900	934,258
Series 2024-V10, Class A3	5.277	09/15/57	1,050	1,064,462
Series 2025-V18, Class A3	5.184	10/15/58	2,000	2,026,196

BFLD Mortgage Trust, Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.119(c)	07/15/39	278	278,099
BFLD Trust, Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.177(c)	06/15/42	349	349,218
BMO Mortgage Trust, Series 2024-05C6, Class A3	5.316	09/15/57	2,750	2,788,918
BRES Commercial Mortgage Trust, Series 2025-ATCAP, Class A, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.494%)	5.121(c)	11/15/42	2,600	2,597,771
BX Commercial Mortgage Trust,
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.120(c)	10/15/41	480	481,089
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.318(c)	08/15/41	1,735	1,742,091
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.007(c)	08/15/42	896	896,560
Series 2025-SPOT, Class B, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.370(c)	04/15/40	267	267,627
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)	5.670(c)	04/15/40	349	349,275
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.027(c)	02/15/43	1,600	1,604,000
BX Trust,
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	1,250	1,255,445
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	4.771(c)	03/15/30	1,118	1,116,441

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.264(c)	10/18/42	430	430,775
BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	150	130,470
Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	125	117,770
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	853	838,448
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	487	456,415
Commercial Mortgage Trust,
Series 2017-COR02, Class A3	3.510	09/10/50	373	368,572
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	207,670
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	20,944

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	231,268
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A4	3.766	04/15/51	150	148,958
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 144A	5.145(cc)	08/10/42	1,500	1,510,590
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	800	800,742
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	1,560	1,542,085
Series 2018-GS10, Class A4	3.890	07/10/51	125	123,344
Series 2021-GSA03, Class XB, IO	0.614(cc)	12/15/54	2,000	62,301

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class ASB	2.051%	05/13/53	832	$785,749
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP04, Class A3	3.393	12/15/49	139	138,867
KRE Commercial Mortgage Trust, Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.227(c)	03/15/42	934	932,039
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	870	864,812
Series 2019-L02, Class A3	3.806	03/15/52	1,348	1,317,965
Series 2020-HR08, Class A3	1.790	07/15/53	244	220,536

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56	500	514,616
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43	1,700	1,717,593
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.020(c)	10/15/40	1,100	1,101,375
Series 2025-PARK, Class B, 144A, 1 Month SOFR + 1.643% (Cap N/A, Floor 1.643%)	5.270(c)	10/15/40	900	901,125
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.519(c)	02/15/42	280	280,263
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.068(c)	02/15/42	260	260,569
Series 2026-01PARK, Class C, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.475(c)	02/15/43	1,250	1,253,095

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	4.692(c)	01/15/36	208	201,690
RFR Trust, Series 2025-SGRM, Class A, 144A	5.379(cc)	03/11/41	2,110	2,127,813
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	700	709,855
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	875	898,853
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	480	498,980

SLG Commercial Mortgage Trust, Series 2026-PAT, Class A, 144A	4.769(cc)	02/15/39	1,860	1,839,422
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	487	480,027
VNDO Trust, Series 2016-350P, Class A, 144A	3.805	01/10/35	985	983,466
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.119(c)	11/15/41	1,020	1,021,913
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3	3.317	10/15/50	100	99,122
Series 2020-C58, Class A3	1.810	07/15/53	111	99,990
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.918(c)	10/15/41	200	199,324
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.567(c)	10/15/41	275	273,153
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.977(c)	08/15/42	750	750,467

Total Commercial Mortgage-Backed Securities (cost $68,041,431)				68,407,812
Corporate Bonds 27.3%
Aerospace & Defense 0.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	300,281
Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	163,457
Sr. Unsec’d. Notes	3.375	06/15/46	1,010	705,719
Sr. Unsec’d. Notes	3.500	03/01/39	230	186,418
Sr. Unsec’d. Notes	3.625	03/01/48	700	499,670
Sr. Unsec’d. Notes	3.900	05/01/49	665	494,598
Sr. Unsec’d. Notes	5.930	05/01/60	840	831,513
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	110	114,433

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.450%	05/01/34	400	$440,625
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A	4.600	03/16/33	395	388,990
Gtd. Notes, 144A	4.950	03/16/36	270	266,809
				4,392,513
Agriculture 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	400	365,170
Gtd. Notes	5.834	02/20/31	630	657,207
Gtd. Notes	6.343	08/02/30	75	79,518
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	119,956
Gtd. Notes	5.931	02/02/29	25	25,838
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	600	548,424
Gtd. Notes	5.150	08/04/35	1,230	1,228,356

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.875	07/01/34	520	536,068
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.375	04/30/30	1,210	1,201,220
Sr. Unsec’d. Notes	5.125	02/15/30	450	458,634
				5,220,391
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	775	773,062
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	833	834,217
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	140,827
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	400	396,326
Gtd. Notes	5.375	03/01/31	390	386,177

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	8.750	01/15/32	80	78,000
				2,608,609
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	47,803
PVH Corp., Sr. Unsec’d. Notes	5.500	06/13/30	135	136,842
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	47,207
				231,852
Auto Manufacturers 0.9%
American Honda Finance Corp., Sr. Unsec’d. Notes, GMTN	5.050	07/10/31	465	467,698
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	700	697,451
Sr. Unsec’d. Notes	4.125	08/17/27	200	198,470
Sr. Unsec’d. Notes	5.800	03/08/29	930	943,334
Sr. Unsec’d. Notes	7.200	06/10/30	255	270,391

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	785	$844,310
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	180,976
Sr. Unsec’d. Notes	5.050	04/04/28	225	226,876
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	535	536,797
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	356,706
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	290	291,997
Sr. Unsec’d. Notes, 144A	5.400	06/23/32	300	305,617

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	245	243,791
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.850	09/11/30	685	679,555
Gtd. Notes, 144A	5.250	03/22/29	1,920	1,937,534
Gtd. Notes, 144A	5.650	03/25/32	300	304,960
				8,486,463
Auto Parts & Equipment 0.1%
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,835
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	41,144
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	30	30,615
Sr. Sec’d. Notes, 144A	5.750	08/15/32	55	55,428

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	402,228
				555,250
Banks 6.6%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	203,728
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	403,128
Sr. Preferred Notes	5.439	07/15/31	400	410,604
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	405	410,677
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	705	623,387
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	3,000	3,046,458
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	1,270	1,126,393
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	1,016,399
Sub. Notes	5.489(ff)	04/23/37	300	298,452
Sub. Notes	5.744(ff)	02/12/36	310	316,569

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	530	546,318
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	395	396,154
Sr. Unsec’d. Notes	5.860(ff)	08/11/46	255	253,980
Sr. Unsec’d. Notes	6.692(ff)	09/13/34	310	335,237
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27	340	336,874
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	220,552
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	200	197,029
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	206,970
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	295	299,072

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series GG	6.875%(ff)	08/15/30(oo)	1,275	$1,299,494
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	921,293
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	1,620	1,469,046
Sub. Notes	5.827(ff)	02/13/35	510	520,206

Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A, MTN	5.019(ff)	03/04/31	760	762,706
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	310	306,286
Sr. Non-Preferred Notes	5.060(ff)	04/14/32	310	308,912
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	930	937,591
Sub. Notes	3.742(ff)	01/07/33	2,170	1,981,023
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	201	193,768
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	279,418

Fifth Third Financial Corp., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	716	736,985
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	54,684
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	729,595
Sr. Unsec’d. Notes	5.094(ff)	04/20/34	4,230	4,220,677
Sr. Unsec’d. Notes	5.207(ff)	01/28/31	1,500	1,520,443
Sr. Unsec’d. Notes	5.330(ff)	07/23/35	170	170,949
Sr. Unsec’d. Notes	5.425(ff)	06/03/37	695	698,710
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	155	158,788
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	41,303
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	4.858(ff)	03/25/29	495	497,890
Sr. Unsec’d. Notes	6.114(ff)	09/11/34	270	286,854
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	440,795
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	2,762	2,600,337
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	960	974,639
Sr. Unsec’d. Notes	5.148(ff)	04/23/37	3,600	3,577,880
Sr. Unsec’d. Notes	5.294(ff)	07/22/35	335	338,231
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	755	774,259

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	300	301,418
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	450	421,141
Mizuho Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	5.185	04/16/36	1,950	1,940,426
Morgan Stanley,
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	30	29,675
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	60	61,023
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	1,475	1,373,221
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	5,760	5,014,667
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	515	448,604
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	970	874,068
Sub. Notes, GMTN	4.350	09/08/26	195	194,983
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30	515	509,155
Sr. Unsec’d. Notes	4.734(ff)	07/18/31	1,160	1,156,148

Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	4.696(ff)	08/06/31	1,140	1,138,397
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	192,805
Gtd. Notes, 144A, MTN	5.439(ff)	10/03/36	1,370	1,347,476

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Societe Generale SA (France), (cont’d.)
Sr. Non-Preferred Notes, 144A	2.889%(ff)	06/09/32	500	$450,174
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	400	362,739
Sr. Non-Preferred Notes, 144A	4.450(ff)	04/12/30	845	835,105
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.494(ff)	01/15/32	275	270,818
Sr. Unsec’d. Notes	5.046(ff)	01/15/37	870	857,409

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	89,942
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	95	96,862
Sr. Unsec’d. Notes	5.678(ff)	01/23/35	125	129,123

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33	1,760	1,729,122
Wells Fargo & Co.,
Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	3,480	3,502,698
Sr. Unsec’d. Notes	5.211(ff)	12/03/35	1,270	1,270,861
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	127,176
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	685	711,345
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	245	227,065
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	296,112
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	163,098
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	748,299
				64,321,898
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	38	34,744
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	205	203,334
Building Materials 0.2%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	175	107,082
CRH SMW Finance DAC, Gtd. Notes	5.200	05/21/29	630	642,553
Fortune Brands Innovations, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	175	167,026
Griffon Corp., Gtd. Notes	5.750	03/01/28	23	22,999
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	75	61,354
Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	226,803
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	142,570
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	30	30,451

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	60	60,169
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	650	619,361
				2,080,368

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.3%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375%	09/01/31	75	$68,513
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	820	514,058
Celanese US Holdings LLC, Gtd. Notes	7.350(cc)	11/15/28	78	81,243
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	130	129,576
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	55	55,463
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34	320	335,907
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	7.250	06/15/31	775	786,806
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32	20	18,082
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	875	815,905
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	120	118,577
				2,924,130
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	420	380,071
Commercial Services 0.6%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	470	491,341
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	325	332,304
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	725	713,175
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	125	120,610
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	855	879,170
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	160	159,242
Global Payments, Inc., Sr. Unsec’d. Notes	4.500	11/15/28	810	803,353
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	645	645,011
Gtd. Notes, 144A	6.000	03/15/34	40	39,737
Gtd. Notes, 144A	7.000	06/15/30	90	93,545
Gtd. Notes, 144A	7.250	06/15/33	50	52,159

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	74,987
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	30	29,936
Gtd. Notes	5.250	03/27/35	100	101,142

Rentokil Terminix Funding PLC (United Kingdom), Gtd. Notes, 144A	4.625	04/23/31	800	788,544
Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32	45	45,359
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	46,270

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

University of Southern California, Sr. Unsec’d. Notes	4.976%	10/01/53	212	$194,137
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	80	60,152
				5,670,174
Computers 0.1%
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	200	204,927
Leidos, Inc., Gtd. Notes	4.375	05/15/30	500	491,922
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	128,288
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	84,466
				909,603
Diversified Financial Services 0.3%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	52,126
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	110,145
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	6.875	05/01/31	80	77,433
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	104,866
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	175	176,979
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	5.297	03/28/34	300	303,538
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34	50	51,389
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29	200	203,354
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	375	358,027
Gtd. Notes, 144A	5.750	09/15/31	425	400,971
Gtd. Notes, 144A	7.875	12/15/29	50	51,966

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	206,168
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	500	496,346
Gtd. Notes, 144A	3.875	03/01/31	525	488,166
				3,081,474
Electric 1.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	229,101
Sr. Unsec’d. Notes	5.450	05/15/29	150	153,529

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	175	175,000
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	196,460
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	3.750	03/01/31	150	143,131
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	175,207

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Edison International, Sr. Unsec’d. Notes	5.250%	11/15/28	130	$130,632
ENEL Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	710	718,517
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	203,658
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	1,410	1,484,942

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	200	196,938
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	47,700
Gtd. Notes, 144A	3.875	02/15/32	50	45,965
Gtd. Notes, 144A	5.750	07/15/29	400	400,224
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	700	761,647
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	305	301,670
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	2,345	1,720,816
First Mortgage	4.500	07/01/40	110	94,930
First Mortgage	4.950	07/01/50	665	557,574

PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55	50	50,917
PPL Electric Utilities Corp., First Mortgage	4.850	02/15/34	185	184,166
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.224	03/15/32	1,949	1,871,264
Sr. Sec’d. Notes	5.725	03/15/35	510	514,017

SCE Recovery Funding LLC, Sr. Sec’d. Notes	5.541	09/15/52	551	542,960
Sempra, Jr. Sub. Notes	4.125(ff)	04/01/52	120	118,504
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	780	512,255
First Mortgage	5.300	03/01/28	110	111,199
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	1,025	1,030,431
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	385	387,492
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	975	1,048,605
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	49,056
Gtd. Notes, 144A	5.000	07/31/27	425	424,913
Gtd. Notes, 144A	6.875	04/15/32	70	72,848

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	220	229,038
				14,885,306
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	70	69,443
Gtd. Notes, 144A	5.500	04/15/34	55	54,592
				124,035
Engineering & Construction 0.5%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	25	25,012
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	265	273,837

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Jacobs Solutions, Inc., Gtd. Notes	4.750%	03/03/31		2,090	$2,065,762
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		110	113,196
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	172,000
Sr. Sec’d. Notes, 144A	3.875	04/30/28		440	430,540
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,700
Sr. Sec’d. Notes, 144A	5.500	07/31/47		600	516,000

TopBuild Corp., Gtd. Notes, 144A	5.625	01/31/34		915	924,525
					4,720,572
Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		1,175	1,132,406
Sr. Sec’d. Notes, 144A	7.000	02/15/30		75	75,873

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		525	510,797
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29		250	239,403
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33		400	405,820
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32		160	169,730
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	6.250	03/15/33		35	35,138
					2,569,167
Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33		85	85,508
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500	02/01/34		340	331,925
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31		25	25,820
					443,253
Foods 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		825	787,426
Gtd. Notes, 144A	5.500	03/31/31		100	98,430
Gtd. Notes, 144A	5.750	03/31/34		140	135,006

B&G Foods, Inc., Gtd. Notes(x)	5.250	09/15/27		200	194,749
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	325	363,090
Sr. Sec’d. Notes	8.125	05/14/30	GBP	400	495,863
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	450	505,432

Bimbo Bakeries USA, Inc. (Mexico), Gtd. Notes, 144A	6.050	01/15/29		205	210,777
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	4.375	02/02/52		300	226,962
Sr. Unsec’d. Notes	6.250	03/01/56		98	95,789
Sr. Unsec’d. Notes, 144A	5.625	03/10/37		755	752,263
Sr. Unsec’d. Notes, 144A	6.400	05/10/57		100	99,214

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30	800	$765,339
Gtd. Notes, 144A	4.375	01/31/32	75	70,232

Mars, Inc., Sr. Unsec’d. Notes, 144A	2.375	07/16/40	1,160	819,439
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	50	45,402
Gtd. Notes	6.250	07/01/33	469	489,929

Post Holdings, Inc., Gtd. Notes, 144A	4.500	09/15/31	75	70,388
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30	830	758,437
Gtd. Notes, 144A	4.250	02/01/27	1,180	1,177,376
				8,161,543
Gas 0.0%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52	75	66,929
Healthcare-Products 0.1%
Baxter International, Inc., Sr. Unsec’d. Notes	5.650	12/15/35	175	173,220
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	675	657,058
Solventum Corp., Sr. Unsec’d. Notes	5.400	03/01/29	504	513,823
				1,344,101
Healthcare-Services 0.8%
Cigna Group (The), Sr. Unsec’d. Notes	3.200	03/15/40	235	183,162
CommonSpirit Health,
Sec’d. Notes	4.352	09/01/30	400	392,399
Sr. Sec’d. Notes	5.205	12/01/31	545	552,598
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	750	728,678
Gtd. Notes, 144A	6.875	09/01/32	75	77,667

Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	745	705,899
HCA, Inc., Gtd. Notes	4.625	03/15/52	645	518,296
Laboratory Corp. of America Holdings, Gtd. Notes	4.800	10/01/34	780	762,292
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	200	193,811
Sr. Sec’d. Notes, 144A	7.000	05/01/34	205	200,079

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.750	12/31/30	475	382,507
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	90	78,892
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	550	532,293
Sr. Sec’d. Notes, 144A	5.500	11/15/32	215	214,176
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	10	7,390
Sr. Unsec’d. Notes	3.700	08/15/49	480	351,772

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	04/15/33	65	$63,543
Sr. Unsec’d. Notes	5.500	07/15/44	1,515	1,481,007
				7,426,461
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,598	1,501,331
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	600	575,537
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	325	330,336
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	75	69,120
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	149,915
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	48,753
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	11/15/32	40	40,180
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	100	99,935
Gtd. Notes	5.700	06/15/28	125	125,888
				1,439,664
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	235	221,206
Household Products/Wares 0.0%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	325	298,990
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	100	31,741
				330,731
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	50	49,371
Sr. Unsec’d. Notes	6.625	05/15/32	20	19,463
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	70	73,134
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	46,535
Gtd. Notes	4.375	02/01/32	75	69,774
				258,277
Insurance 0.5%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	246,647
Asurion LLC & Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	290	283,452
Sr. Sec’d. Notes, 144A	8.000	12/31/32	415	432,627
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	107,509

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes	5.625%	08/16/32	135	$138,970
Sr. Unsec’d. Notes	6.000	12/07/33	405	423,998
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	165	164,571
Gtd. Notes, 144A	5.250	05/01/36	2,180	2,152,261

Lincoln National Corp., Sr. Unsec’d. Notes	5.852	03/15/34	320	329,054
Unum Group,
Sr. Unsec’d. Notes	5.250	12/15/35	605	596,968
Sr. Unsec’d. Notes	6.000	06/15/54	85	84,028
				4,960,085
Internet 0.8%
Alphabet, Inc., Sr. Unsec’d. Notes	4.700	11/15/35	310	304,696
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	4,256	4,377,733
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	50	49,794
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	250	235,370
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	125	123,376
Sr. Unsec’d. Notes	6.200	05/15/46	965	974,875
Sr. Unsec’d. Notes	6.300	05/15/56	275	277,225
Sr. Unsec’d. Notes	6.450	05/15/66	825	830,127

Uber Technologies, Inc., Sr. Unsec’d. Notes	4.300	01/15/30	760	752,440
				7,925,636
Investment Companies 0.1%
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	1,340	1,327,267
Iron/Steel 0.2%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	220	230,140
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	75	76,684
Gtd. Notes, 144A	7.375	05/01/33	35	35,966
Gtd. Notes, 144A	7.500	09/15/31	250	258,047
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	60	60,004
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	40	40,061
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	100	99,625
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	55	54,656
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	145	150,390
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	477	494,563

Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	114,939
				1,615,075

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.125%	05/01/29	260	$259,740
Gtd. Notes, 144A	5.750	03/15/30	125	126,250
Gtd. Notes, 144A	5.750	08/01/32	215	217,199
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	98,114

NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	6.250	03/01/30	320	316,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	100	100,982
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	1,795	1,831,416

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	49,999
				2,999,700
Lodging 0.3%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	170	163,978
Las Vegas Sands Corp., Sr. Unsec’d. Notes	5.625	06/15/28	920	933,046
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	30,308
Sr. Unsec’d. Notes	5.500	04/15/37	375	378,861
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	540	497,888
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	223,063
Gtd. Notes	6.500	04/15/32	135	137,465

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	199,352
				2,563,961
Machinery-Construction & Mining 0.1%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	190	192,991
Vertiv Holdings Co.,
Sr. Unsec’d. Notes	5.800	03/15/56	160	157,782
Sr. Unsec’d. Notes	5.950	03/15/66	1,050	1,034,886
				1,385,659
Machinery-Diversified 0.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	120	120,965
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,844
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	625	625,175
Gtd. Notes	5.500	01/12/29	390	398,117

LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125	02/01/33	225	220,582
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	175	183,150
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	140	140,279
				1,740,112

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500%	05/01/32		50	$43,876
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		154	153,933
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		240	214,473
Sr. Sec’d. Notes	3.500	06/01/41		470	327,856
Sr. Sec’d. Notes	6.650	02/01/34		1,290	1,331,260
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30		265	230,328
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		535	471,199

CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27		200	144,000
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		50	45,254
Gtd. Notes	7.375	07/01/28		25	24,272
Gtd. Notes	7.750	07/01/26		1,675	1,670,998

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		250	257,770
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		850	923,906
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	3.450	03/01/32		790	716,174
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41		995	858,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	306	367,321
					7,781,370
Mining 0.3%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		275	296,777
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		55	56,079
Coeur Mining, Inc., Sr. Unsec’d. Notes, 144A	6.875	04/01/32		365	378,540
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		400	394,812
Gtd. Notes, 144A	7.250	02/15/34		725	743,734

Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33		320	341,166
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34		300	309,133
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		75	72,359
Gtd. Notes, 144A	6.375	08/15/33		295	297,845

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31		55	56,411
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31		405	425,574
					3,372,430
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		140	138,746
Gtd. Notes	3.250	02/15/29		600	572,445
					711,191

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 1.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100%	07/15/31		1,960	$1,794,197
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		645	620,007
Sr. Unsec’d. Notes, 144A	5.250	10/30/35		495	485,854
Sr. Unsec’d. Notes, 144A	6.000	06/13/33		250	260,640

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30		225	226,715
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		275	313,500
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850	02/01/35		250	260,193
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52		100	71,770
Sr. Unsec’d. Notes	5.400	06/15/47		760	698,663
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		120	122,927
Gtd. Notes, 144A	8.375	01/15/34		300	315,045
Gtd. Notes, 144A	9.750	10/15/30		375	399,560
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34		230	235,191
Gtd. Notes	6.250	03/15/33		400	429,326
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		30	30,125
Sr. Unsec’d. Notes	8.625	01/19/29		220	231,297

EOG Resources, Inc., Sr. Unsec’d. Notes	5.350	01/15/36		1,200	1,218,659
EQT Corp., Sr. Unsec’d. Notes	7.500	06/01/30		25	27,059
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		275	269,791
Gtd. Notes	5.375	02/01/29		50	49,978
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		60	59,660
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		400	394,535
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	73,872

Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	160	213,021
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		100	102,750
Gtd. Notes	6.625	06/15/38		42	38,934
Gtd. Notes	6.700	02/16/32		958	964,706
Gtd. Notes	6.840	01/23/30		260	267,280
Gtd. Notes	9.500	09/15/27		383	404,214
Gtd. Notes	10.000	02/07/33		760	892,620
Gtd. Notes, MTN	6.750	09/21/47		671	564,901
Gtd. Notes, MTN	8.750	06/02/29		740	795,685

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31		125	112,578
SM Energy Co.,
Gtd. Notes, 144A	8.625	11/01/30		50	52,865
Gtd. Notes, 144A	8.750	07/01/31		70	73,319
Sunoco LP,
Sr. Unsec’d. Notes, 144A	4.500	10/01/29		25	24,400
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		65	66,358

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28		200	204,773
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		35	36,279
Sr. Sec’d. Notes, 144A	8.750	02/15/30		700	733,250

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000%	05/18/27	200	$200,890
Sr. Unsec’d. Notes, 144A	6.500	05/22/35	1,170	1,241,057
				15,578,444
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	140	129,864
Ball Corp.,
Gtd. Notes	2.875	08/15/30	300	272,910
Gtd. Notes	5.500	09/15/33	160	160,651
Gtd. Notes	6.000	06/15/29	50	50,902

Berry Global, Inc., Sr. Sec’d. Notes	5.800	06/15/31	200	208,083
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	265	254,593
Sr. Sec’d. Notes, 144A	6.750	04/15/32	115	110,555
				1,187,558
Pharmaceuticals 0.3%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	307	314,291
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39	265	233,618
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	275	265,386
Gtd. Notes, 144A	6.125	08/01/28	125	124,984
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	25	21,063
Gtd. Notes, 144A	5.250	01/30/30	25	15,350
Gtd. Notes, 144A	5.250	02/15/31	25	14,169
Gtd. Notes, 144A	6.250	02/15/29	25	17,792
Gtd. Notes, 144A	7.000	01/15/28	25	21,562
Sr. Sec’d. Notes, 144A	4.875	06/01/28	148	136,715

CVS Health Corp., Sr. Unsec’d. Notes	1.750	08/21/30	225	199,214
Eli Lilly & Co., Sr. Unsec’d. Notes	5.200	08/14/64	125	115,601
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	55	31,801
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	198,237
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	6	5,985
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	278	277,856
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	125	97,563
Gtd. Notes	4.000	06/22/50	1,457	994,637
				3,085,824
Pipelines 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	200	199,852
Gtd. Notes, 144A	5.750	07/01/34	160	158,373
Gtd. Notes, 144A	6.625	02/01/32	60	61,267

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036%	11/15/33	670	$708,506
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	540	545,703
Gtd. Notes, 144A	6.750	09/15/37	310	337,396

DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	2,000	1,961,242
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	326,425
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	840	843,083
Sr. Unsec’d. Notes	5.000	05/15/50	220	187,318
Sr. Unsec’d. Notes	5.400	10/01/47	1,075	977,525
Sr. Unsec’d. Notes	6.400	12/01/30	10	10,654
Sr. Unsec’d. Notes	6.550	12/01/33	590	641,109

Enterprise Products Operating LLC, Gtd. Notes	5.550	02/16/55	267	258,723
MPLX LP,
Sr. Unsec’d. Notes	4.950	03/14/52	750	635,381
Sr. Unsec’d. Notes	5.200	03/01/47	105	94,537
Sr. Unsec’d. Notes	5.400	09/15/35	2,590	2,591,800
Sr. Unsec’d. Notes	5.500	06/01/34	460	467,489
Sr. Unsec’d. Notes	5.500	02/15/49	55	50,564

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	400	438,524
ONEOK, Inc.,
Gtd. Notes	5.200	07/15/48	65	57,718
Gtd. Notes	5.800	11/01/30	1,675	1,737,206
Gtd. Notes	6.050	09/01/33	130	136,651
Gtd. Notes	6.250	10/15/55	405	406,575
Gtd. Notes, 144A	6.500	09/01/30	350	369,485

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.750	03/15/33	80	83,129
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	74,982
Gtd. Notes, 144A	6.750	03/15/34	175	178,785
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	475	490,475
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	38,055
Gtd. Notes	4.350	04/15/31	5	4,898
Gtd. Notes	4.900	09/15/30	20	20,126
Gtd. Notes	5.500	02/15/35	222	225,548
Gtd. Notes	6.500	03/30/34	565	612,792
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	430	364,370
Sr. Unsec’d. Notes	5.100	03/15/36	225	223,399

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.000	05/01/36	65	65,733
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	350	345,750
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	162	166,296
Sr. Sec’d. Notes, 144A	6.500	01/15/34	60	62,754
Sr. Sec’d. Notes, 144A	6.500	06/15/34	118	123,159
Sr. Sec’d. Notes, 144A	6.750	01/15/36	235	249,226
Sr. Sec’d. Notes, 144A	7.500	05/01/33	56	61,817
Sr. Sec’d. Notes, 144A	7.750	05/01/35	157	176,220
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	80	77,714
Sr. Unsec’d. Notes	4.500	03/01/28	248	247,680

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP, (cont’d.)
Sr. Unsec’d. Notes	4.750%	08/15/28	35	$35,034
Sr. Unsec’d. Notes	6.350	01/15/29	20	20,784
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	920	834,280
Sr. Unsec’d. Notes	3.500	11/15/30	1,200	1,141,241
Sr. Unsec’d. Notes	5.150	03/15/34	255	255,469
				20,382,822
Real Estate 0.1%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	65	66,683
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	50	46,970
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	105	102,985
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	105	102,618

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	500	492,959
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	90	92,062
Gtd. Notes, 144A	7.250	06/01/33	90	91,257
				995,534
Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33	2,935	2,388,644
Gtd. Notes	4.750	04/15/35	30	28,493
Gtd. Notes	5.500	10/01/35	460	459,297

American Tower Corp., Sr. Unsec’d. Notes	3.950	03/15/29	660	649,389
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	697,930
Sr. Unsec’d. Notes	4.050	07/01/30	145	141,050
Sr. Unsec’d. Notes	5.500	02/15/34	185	188,592
Sr. Unsec’d. Notes	5.750	02/15/35	75	77,575

CFE Fibra E (Mexico), Sr. Unsec’d. Notes, 144A	5.875	09/23/40	651	636,183
COPT Defense Properties LP, Gtd. Notes	2.750	04/15/31	115	104,237
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	256,336
Sr. Unsec’d. Notes	5.600	06/01/29	140	143,410
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	68,341
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,432

Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	135	132,495
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	55	49,345
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series H	3.375	12/15/29	800	760,938
Invitation Homes Operating Partnership LP, Gtd. Notes(x)	2.000	08/15/31	270	232,500
Kimco Realty OP LLC, Gtd. Notes	4.600	02/01/33	335	330,630
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	75	53,829

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., (cont’d.)
Gtd. Notes	5.000%	10/15/27		75	$73,233
Sr. Sec’d. Notes, 144A	8.500	02/15/32		25	26,054

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29		200	195,182
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32		135	120,472
Sr. Unsec’d. Notes	4.700	12/15/28		270	271,444
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	5.750	03/15/34		270	267,606
Gtd. Notes, 144A	6.500	04/01/32		95	97,378

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		150	143,895
Starwood Property Trust, Inc., Gtd. Notes, 144A	5.250	10/15/28		365	364,528
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		155	147,083
Gtd. Notes	4.200	04/15/32		3,080	2,953,107

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		60	60,105
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	01/15/28		1,500	1,490,359
Gtd. Notes, 144A	5.750	02/01/27		1,000	1,003,836

Welltower OP LLC, Gtd. Notes	4.250	04/15/28		175	174,740
					14,812,668
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	24,031
Sr. Sec’d. Notes, 144A	5.625	09/15/29		60	60,449

AutoNation, Inc., Sr. Unsec’d. Notes	2.400	08/01/31		3,115	2,740,728
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	100	119,352
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	100	137,827

Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		75	78,305
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		325	337,181
Sr. Sec’d. Notes, 144A	9.000	06/01/31		1,050	1,159,684
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	123,201
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	212,734

Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		260	258,002
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	48,745
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		50	45,750
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		150	143,839
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32		40	41,108
					5,530,936

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419%	04/15/33	490	$447,751
Sr. Unsec’d. Notes	3.469	04/15/34	1,260	1,134,698
Sr. Unsec’d. Notes	4.350	02/15/30	150	149,102
Sr. Unsec’d. Notes	4.900	07/15/32	985	990,077
Sr. Unsec’d. Notes	5.050	07/12/29	570	580,045
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	205	174,478
				3,476,151
Shipbuilding 0.1%
Huntington Ingalls Industries, Inc., Gtd. Notes	2.043	08/16/28	1,000	947,110
Software 0.5%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	700	709,693
Gtd. Notes, 144A	9.250	06/01/30	135	137,749
Gtd. Notes, 144A	9.750	10/01/31	80	82,490

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.550	03/10/29	1,050	1,044,353
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	130	131,707
Sr. Unsec’d. Notes	5.450	03/02/28	140	141,777

OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33	80	83,365
Oracle Corp.,
Sr. Unsec’d. Notes	5.250	02/03/32	525	520,591
Sr. Unsec’d. Notes	6.550	02/04/46	215	207,027
Sr. Unsec’d. Notes	6.700	02/04/56	620	597,102
Sr. Unsec’d. Notes	6.850	02/04/66	265	254,479
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.550	03/15/56	285	290,759
Sr. Unsec’d. Notes	6.700	03/15/66	200	207,412
				4,408,504
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	1,000	873,175
Sr. Unsec’d. Notes	3.550	09/15/55	275	179,428
Sr. Unsec’d. Notes	5.850	04/30/46	2,270	2,216,343

Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	340	345,872
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31	1,925	1,959,779
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32	635	658,749
HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	200	202,126
Level 3 Financing, Inc.,
Gtd. Notes, 144A	7.500	02/15/37	300	309,440
Gtd. Notes, 144A	8.500	01/15/36	260	280,999
Sr. Sec’d. Notes, 144A	6.875	06/30/33	160	164,862
Sr. Sec’d. Notes, 144A	7.000	03/31/34	340	352,265

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29	300	293,470
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31	1,205	1,211,334

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750%	05/24/31		1,060	$964,216
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		1,140	1,141,282
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	100	115,191
Sr. Unsec’d. Notes	5.875	07/10/31	EUR	500	582,042

SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		790	779,892
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	84	—
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		450	409,432
Gtd. Notes	3.750	04/15/27		45	44,823

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		115	120,358
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.401	07/02/37		223	223,773
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.500	07/15/31	GBP	475	533,898
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		45	47,496
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		75	78,902
					14,089,147
Transportation 0.2%
Fedex Freight Holding Co., Inc., Gtd. Notes, 144A	4.650	03/15/31		1,025	1,008,782
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		1,015	984,670
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28		75	75,968
					2,069,420
Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.250	07/01/29		400	405,442

Total Corporate Bonds (cost $268,296,118)					267,945,496
Floating Rate and Other Loans 0.4%
Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28		241	240,201
Term B Loan, 3 Month SOFR + 5.100%	8.771(c)	11/17/28		830	828,489
					1,068,690
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.163(c)	12/19/30		197	178,470

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance 0.0%
Verisure Holding AB (PUBL) (Sweden), Term Loan, 3 Month EURIBOR + 2.250%	4.449%(c)	11/03/32	EUR	175	$204,984
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/02/28		7	1,218
Media 0.2%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 3.500%	8.735(c)	09/25/29		2,278	2,057,333
Telecommunications 0.1%
Connect Holdings II LLC, Term Loan, 1 Month SOFR + 4.250%	7.881(c)	04/03/31		389	370,091

Total Floating Rate and Other Loans (cost $3,905,315)					3,880,786
Municipal Bonds 0.1%
California 0.1%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53		520	432,973
Maryland 0.0%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56		305	294,770
Michigan 0.0%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		45	31,646
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		100	77,441
					109,087
Minnesota 0.0%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52		95	75,758
New York 0.0%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49		130	120,712
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54		195	178,080
					298,792

Total Municipal Bonds (cost $1,334,768)					1,211,380
Residential Mortgage-Backed Securities 6.6%
Angel Oak Mortgage Trust,
Series 2025-07, Class A1, 144A	5.509(cc)	06/25/70		864	866,785
Series 2025-10, Class A1, 144A	4.960(cc)	09/25/70		1,040	1,033,691
Series 2025-13, Class A1, 144A	4.929(cc)	10/25/70		738	733,186

Aspire Mortgage Trust, Series 2026-02, Class A1, 144A	5.325(cc)	04/26/66		1,392	1,389,341
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63		695	675,056

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Barclays Mortgage Loan Trust, Series 2026-NQM01, Class A1, 144A	4.836%(cc)	12/25/65	956	$948,043
BINOM Mortgage Loan Trust, Series 2026-NQM01, Class A1, 144A	5.060(cc)	02/25/66	2,276	2,263,512
BRAVO Residential Funding Trust, Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65	1,264	1,253,908
CIM Trust, Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	320	321,572
CLIP Trust, Series 2026-NQM01, Class A1, 144A	5.221(cc)	05/25/71	497	495,497
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70	388	389,143
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	580	582,054
Series 2025-10, Class A1, 144A	5.088(cc)	10/25/70	825	822,128
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	392	394,098
Series 2026-02, Class A1, 144A	4.832(cc)	03/25/71	993	985,275
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.862(c)	03/25/42	15	15,596
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.862(c)	03/25/42	20	20,649
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.712(c)	06/25/43	100	103,375

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	67	64,313
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70	420	420,212
Series 2025-H05, Class A1, 144A	5.509(cc)	07/25/70	583	584,720
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	616	612,119
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70	704	700,408
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70	754	750,099
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61	673	666,457
Series 2026-NQM02, Class A1, 144A	4.833(cc)	03/25/61	1,270	1,259,804
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70	551	551,642
Series 2025-NQM05, Class A1, 144A	5.033(cc)	11/25/70	785	780,609
Series 2026-INV02, Class A1, 144A	4.682(cc)	02/25/71	868	856,820
Series 2026-NQM04, Class A1, 144A	5.466(cc)	04/25/71	972	974,865
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.112(c)	10/25/41	142	142,593
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.512(c)	04/25/42	310	314,971
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	7.312(c)	09/25/42	600	619,595
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	4.962(c)	01/25/45	600	600,376
GCAT Trust,
Series 2026-NQM01, Class A1, 144A	4.789(cc)	12/25/70	963	952,402
Series 2026-NQM03, Class A1, 144A	5.409(cc)	04/25/71	1,200	1,200,183

GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM06, Class A1, 144A	5.021(cc)	02/25/66	584	581,261
GS Mortgage-Backed Securities Trust,
Series 2025-DSC02, Class A1, 144A	5.038(cc)	01/25/66	913	906,770
Series 2025-NQM02, Class A1, 144A	5.648(cc)	06/25/65	415	416,983
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65	447	446,690
Series 2026-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.212(c)	03/25/66	963	969,265
Series 2026-NQM01, Class A1, 144A	4.869(cc)	03/25/66	832	825,848
Series 2026-NQM03, Class A1, 144A	5.222(cc)	05/25/66	977	974,578
HOMES Trust,
Series 2026-AFC01, Class A1, 144A	4.846(cc)	02/25/61	982	973,553
Series 2026-NQM02, Class A1, 144A	5.488(cc)	01/25/71	876	879,170
Series 2026-NQM03, Class A1, 144A	5.262(cc)	04/27/71	1,666	1,662,354
JPMorgan Mortgage Trust,
Series 2026-NQM02, Class A1, 144A	5.154(cc)	09/25/66	1,291	1,286,944
Series 2026-NQM03, Class A1, 144A	5.480(cc)	10/25/66	900	900,390
Series 2026-VIS01, Class A1, 144A	4.787(cc)	06/25/66	983	972,838

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.050%(c)	01/24/63	EUR	154	$179,932
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		1,068	1,057,675
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		250	250,623
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		500	502,183

Lincoln Senior Participation Trust, Series 2025-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873(c)	06/27/27		1,000	1,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.195(c)	05/26/66	EUR	312	363,309
MFA Trust,
Series 2025-NQM04, Class A1, 144A	5.229(cc)	08/25/70		694	693,139
Series 2026-NQM01, Class A1, 144A	5.051(cc)	02/25/71		586	583,212
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		647	648,367
Series 2025-DSC03, Class A1, 144A	4.912(cc)	09/25/70		1,315	1,308,690
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		831	834,593
Series 2025-NQM05, Class A1, 144A	5.439(cc)	07/25/70		481	481,510
Series 2025-NQM10, Class A1, 144A	5.119(cc)	11/25/70		719	715,617
Series 2026-NQM01, Class A1, 144A	4.809(cc)	12/25/70		471	466,504
Series 2026-NQM03, Class A1, 144A	5.209(cc)	03/25/71		1,160	1,157,742
New Residential Mortgage Loan Trust,
Series 2026-NQM05, Class A1, 144A	5.175(cc)	04/25/66		1,394	1,389,881
Series 2026-NQM06, Class A1, 144A	5.293(cc)	05/25/66		894	892,904

NYMT Loan Trust, Series 2025-CP01, Class A1, 144A	3.750(cc)	11/25/69		712	685,529
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		295	295,794
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		1,034	1,037,028
Series 2025-NQM18, Class A1, 144A	5.057(cc)	09/25/65		715	712,639
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65		516	514,466
Series 2026-NQM01, Class A1, 144A	4.846(cc)	11/25/65		660	654,628
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65		681	676,385
Series 2026-NQM04, Class A1, 144A	5.173(cc)	02/25/66		1,177	1,174,614
Series 2026-NQM05, Class A1, 144A	5.321(cc)	01/25/66		1,067	1,068,092
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/33		659	664,223
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.944(c)	03/29/27		331	333,823
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.694(c)	09/27/28		415	420,367

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		248	235,756
PRKCM Trust, Series 2026-AFC01, Class A1, 144A	4.677(cc)	02/25/61		490	483,432
PRPM LLC,
Series 2024-RCF06, Class A1, 144A	4.000(cc)	10/25/64		454	444,266
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		607	592,730
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM03, Class A1, 144A	5.599(cc)	05/25/65		659	661,974
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		971	966,149
Series 2026-NQM01, Class A1, 144A	4.947(cc)	11/25/65		644	639,457

SG Residential Mortgage Trust, Series 2025-01, Class A1, 144A	5.098(cc)	12/25/65		873	869,731
Verus Securitization Trust,
Series 2025-05, Class A1, 144A	5.427(cc)	06/25/70		538	540,156
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		351	348,784
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71		675	670,632
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67		661	655,204

Total Residential Mortgage-Backed Securities (cost $65,077,572)					65,013,481

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 1.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125%	07/09/30	EUR	572	$564,079
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		973	847,897
Sr. Unsec’d. Notes	1.000	07/09/29		1,631	1,472,404
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	130	111,753
Sr. Unsec’d. Notes	5.000	01/09/38		420	338,028

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		40	40,182
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.500	04/23/36	EUR	1,150	1,350,917
Sr. Unsec’d. Notes	6.250	05/22/36		1,043	1,034,786
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	890	1,025,556
Sr. Unsec’d. Notes	4.500	03/15/29		880	853,160
Sr. Unsec’d. Notes	5.375	01/21/29		460	457,355

Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		470	472,355
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	6.900	07/31/30		185	184,771
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		2,005	2,034,052

El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	8.625	02/28/29		200	210,780
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	276	315,346
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	412	486,194
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,686	2,012,371
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		635	606,822
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	780	882,162
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		530	535,183
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	169,746
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR	170	206,616
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,128	1,220,995
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	140	151,542
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	204,937

Total Sovereign Bonds (cost $17,425,347)					17,789,989
U.S. Government Agency Obligations 11.3%
Federal Home Loan Mortgage Corp.	1.500	11/01/50		325	248,020
Federal Home Loan Mortgage Corp.	2.500	03/01/51		468	395,111
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,480	2,117,987
Federal Home Loan Mortgage Corp.	2.500	12/01/51		3,330	2,807,852
Federal Home Loan Mortgage Corp.	2.500	01/01/52		419	357,335
Federal Home Loan Mortgage Corp.	3.000	09/01/50		197	172,781
Federal Home Loan Mortgage Corp.	3.000	06/01/51		4,313	3,789,684
Federal Home Loan Mortgage Corp.	3.000	07/01/51		2,018	1,796,660
Federal Home Loan Mortgage Corp.	3.000	11/01/51		642	564,228
Federal Home Loan Mortgage Corp.	3.000	01/01/52		973	864,950
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,286	1,127,436
Federal Home Loan Mortgage Corp.	3.000	02/01/52		357	312,644
Federal Home Loan Mortgage Corp.	3.000	03/01/52		164	145,909
Federal Home Loan Mortgage Corp.	3.000	03/01/52		468	416,131
Federal Home Loan Mortgage Corp.	3.000	03/01/52		1,446	1,265,793
Federal Home Loan Mortgage Corp.	3.000	06/01/52		455	404,211
Federal Home Loan Mortgage Corp.	3.000	06/01/52		816	724,880
Federal Home Loan Mortgage Corp.	3.500	11/01/51		2,784	2,545,565
Federal Home Loan Mortgage Corp.	3.500	02/01/52		494	451,858
Federal Home Loan Mortgage Corp.	3.500	05/01/52		1,864	1,695,539

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.000%	05/01/52	1,082	$1,016,188
Federal Home Loan Mortgage Corp.	4.500	06/01/52	427	411,521
Federal Home Loan Mortgage Corp.	5.000	06/01/52	2,866	2,837,819
Federal Home Loan Mortgage Corp.	5.000	07/01/52	122	120,465
Federal Home Loan Mortgage Corp.	5.000	08/01/52	533	527,341
Federal Home Loan Mortgage Corp.	5.000	01/01/56	381	375,347
Federal Home Loan Mortgage Corp.	5.000	02/01/56	4,071	4,006,858
Federal Home Loan Mortgage Corp.	5.500	08/01/52	250	251,817
Federal Home Loan Mortgage Corp.	5.500	10/01/52	2,239	2,258,923
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,965	1,984,772
Federal Home Loan Mortgage Corp.	5.500	12/01/54	463	465,489
Federal Home Loan Mortgage Corp.	5.500	01/01/55	1,155	1,161,121
Federal Home Loan Mortgage Corp.	5.500	11/01/55	2,510	2,522,972
Federal Home Loan Mortgage Corp.	6.000	08/01/52	72	74,467
Federal Home Loan Mortgage Corp.	6.000	11/01/52	356	365,600
Federal Home Loan Mortgage Corp.	6.000	12/01/52	325	332,099
Federal Home Loan Mortgage Corp.	6.000	04/01/53	317	325,268
Federal Home Loan Mortgage Corp.	6.000	01/01/55	1,402	1,432,583
Federal National Mortgage Assoc.	1.500	11/01/50	169	129,798
Federal National Mortgage Assoc.	1.500	11/01/50	303	232,458
Federal National Mortgage Assoc.	1.500	12/01/50	1,250	958,304
Federal National Mortgage Assoc.	2.000	08/01/50	1,078	869,525
Federal National Mortgage Assoc.	2.000	09/01/50	6,805	5,498,331
Federal National Mortgage Assoc.	2.000	10/01/50	998	806,502
Federal National Mortgage Assoc.	2.000	11/01/50	765	617,918
Federal National Mortgage Assoc.	2.000	12/01/50	1,648	1,330,710
Federal National Mortgage Assoc.	2.500	02/01/50	122	103,490
Federal National Mortgage Assoc.	2.500	03/01/51	7,051	5,963,723
Federal National Mortgage Assoc.	2.500	10/01/51	2,154	1,814,058
Federal National Mortgage Assoc.	2.500	11/01/51	1,973	1,662,056
Federal National Mortgage Assoc.	3.000	12/01/51	337	296,464
Federal National Mortgage Assoc.	3.000	01/01/52	719	634,584
Federal National Mortgage Assoc.	3.000	01/01/52	952	832,279
Federal National Mortgage Assoc.	3.000	02/01/52	1,126	992,419
Federal National Mortgage Assoc.	3.000	02/01/52	2,851	2,496,341
Federal National Mortgage Assoc.	3.000	03/01/52	1,699	1,487,381
Federal National Mortgage Assoc.	3.500	07/01/50	601	551,631
Federal National Mortgage Assoc.	3.500	02/01/51	362	331,371
Federal National Mortgage Assoc.	3.500	02/01/52	2,775	2,542,224
Federal National Mortgage Assoc.	3.500	03/01/52	662	604,443
Federal National Mortgage Assoc.	4.000	04/01/52	1,041	975,615
Federal National Mortgage Assoc.	4.000	05/01/52	494	464,293
Federal National Mortgage Assoc.	5.000	06/01/52	285	282,456
Federal National Mortgage Assoc.	5.000	07/01/52	1,916	1,896,815
Federal National Mortgage Assoc.	5.000	08/01/52	823	814,732
Federal National Mortgage Assoc.	5.500	TBA	5,000	5,014,450
Federal National Mortgage Assoc.	5.500	10/01/52	2,382	2,403,273
Federal National Mortgage Assoc.	5.500	11/01/52	2,517	2,544,919
Federal National Mortgage Assoc.	5.500	12/01/54	424	426,565
Federal National Mortgage Assoc.	5.500	11/01/55	4,477	4,499,443
Federal National Mortgage Assoc.	6.000	11/01/52	520	534,055
Federal National Mortgage Assoc.	6.000	12/01/52	2,226	2,291,472
Federal National Mortgage Assoc.	6.000	08/01/53	404	414,379
Federal National Mortgage Assoc.	6.000	06/01/55	571	583,133
Government National Mortgage Assoc.	3.500	04/20/47	692	639,427
Government National Mortgage Assoc.	3.500	08/20/50	141	128,526
Government National Mortgage Assoc.	3.500	10/20/51	547	499,022
Government National Mortgage Assoc.	3.500	12/20/51	1,379	1,257,475
Government National Mortgage Assoc.	3.500	03/20/52	1,216	1,105,988
Government National Mortgage Assoc.	3.500	04/20/52	585	530,992
Government National Mortgage Assoc.	4.000	04/20/49	775	733,689

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	01/20/50	406	$384,108
Government National Mortgage Assoc.	4.000	03/20/52	100	94,150
Government National Mortgage Assoc.	4.500	07/20/52	261	253,323
Government National Mortgage Assoc.	4.500	08/20/52	3,398	3,296,355
Government National Mortgage Assoc.	5.000	09/20/52	364	362,259
Government National Mortgage Assoc.	5.000	11/20/54	2,242	2,216,561
Government National Mortgage Assoc.	5.500	09/20/52	147	149,059
Government National Mortgage Assoc.	5.500	05/20/53	1,256	1,274,083
Government National Mortgage Assoc.	5.500	04/20/55	309	311,501
Government National Mortgage Assoc.	6.000	09/20/52	305	313,253
Government National Mortgage Assoc.	6.000	02/20/53	274	281,729
Government National Mortgage Assoc.	6.500	03/20/54	121	126,307

Total U.S. Government Agency Obligations (cost $111,019,004)				110,534,641
U.S. Treasury Obligations 29.7%
U.S. Treasury Bonds	1.625	11/15/50	7,965	4,119,398
U.S. Treasury Bonds	1.875	11/15/51	7,425	4,039,664
U.S. Treasury Bonds	2.250	08/15/49	8,350	5,148,297
U.S. Treasury Bonds	2.375	11/15/49	6,740	4,255,678
U.S. Treasury Bonds	2.375	05/15/51	7,990	4,948,806
U.S. Treasury Bonds	2.875	05/15/49	1,640	1,155,944
U.S. Treasury Bonds	3.000	11/15/44	5,330	4,050,800
U.S. Treasury Bonds	3.000	02/15/49	12,145	8,789,944
U.S. Treasury Bonds	3.250	05/15/42	2,885	2,364,798
U.S. Treasury Bonds	3.875	05/15/43	700	615,891
U.S. Treasury Bonds	4.000	11/15/42	11,765	10,575,632
U.S. Treasury Bonds	4.000	11/15/52	7,015	5,956,173
U.S. Treasury Bonds	4.125	08/15/44	28,560	25,699,538
U.S. Treasury Bonds	4.125	08/15/53	675	585,352
U.S. Treasury Bonds	4.500	02/15/44	2,105	1,995,474
U.S. Treasury Bonds	4.625	05/15/44	7,815	7,517,053
U.S. Treasury Bonds	4.625	11/15/44	32,200	30,886,844
U.S. Treasury Bonds	4.625	11/15/45	6,175	5,901,949
U.S. Treasury Bonds	4.750	11/15/43	1,545	1,513,134
U.S. Treasury Bonds	4.750	11/15/53	1,350	1,297,055
U.S. Treasury Bonds	4.750	05/15/55	1,295	1,246,640
U.S. Treasury Bonds	5.000	05/15/45	8,110	8,142,947
U.S. Treasury Notes	1.875	02/15/32	4,355	3,843,288
U.S. Treasury Notes	2.750	07/31/27	4,880	4,814,234
U.S. Treasury Notes	3.375	11/30/27	6,825	6,766,614
U.S. Treasury Notes	3.375	02/29/28	8,085	8,002,255
U.S. Treasury Notes	3.500	12/15/28	15,300	15,102,773
U.S. Treasury Notes	3.625	12/31/30	22,845	22,366,683
U.S. Treasury Notes	3.750	11/30/32	37,015	35,959,494
U.S. Treasury Notes	3.875	12/31/32	5,195	5,080,954
U.S. Treasury Notes	3.875	08/15/33	11,290	10,995,402
U.S. Treasury Notes	4.000	01/31/33	20,410	20,095,877
U.S. Treasury Notes	4.000	11/15/35	2,730	2,640,848
U.S. Treasury Notes	4.250	03/31/33	1,630	1,627,708
U.S. Treasury Notes	4.250	11/15/34	900	892,266
U.S. Treasury Notes	4.500	12/31/31	2,275	2,309,658
U.S. Treasury Strips Coupon(k)	3.001(s)	11/15/41	2,305	1,060,488
U.S. Treasury Strips Coupon	4.350(s)	02/15/43	60	25,608
U.S. Treasury Strips Coupon	4.594(s)	02/15/42	745	337,855
U.S. Treasury Strips Coupon	4.641(s)	02/15/41	705	339,404
U.S. Treasury Strips Coupon	4.848(s)	05/15/42	1,210	541,124
U.S. Treasury Strips Coupon(k)	4.869(s)	05/15/43	4,465	1,878,031
U.S. Treasury Strips Coupon(k)	4.930(s)	11/15/43	7,480	3,053,665
U.S. Treasury Strips Coupon	5.020(s)	05/15/44	315	124,861
U.S. Treasury Strips Coupon	5.052(s)	08/15/43	965	399,472

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	5.110%(s)	02/15/44	2,890	$1,162,345
U.S. Treasury Strips Coupon	5.119(s)	11/15/45	755	274,977
U.S. Treasury Strips Coupon	5.149(s)	05/15/45	1,175	439,608
U.S. Treasury Strips Coupon	5.241(s)	02/15/45	2,450	929,837
U.S. Treasury Strips Coupon	5.245(s)	08/15/45	305	112,476
U.S. Treasury Strips Coupon(k)	5.413(s)	05/15/40	155	78,148

Total U.S. Treasury Obligations (cost $300,417,629)				292,062,964

	Shares
Affiliated Exchange-Traded Funds 2.0%
Fixed Income
PGIM Active High Yield Bond ETF	128,969	4,517,784

PGIM Corporate Bond 0-5 Year ETF	150,000	7,497,780

PGIM Corporate Bond 5-10 Year ETF	150,000	7,498,650

Total Affiliated Exchange-Traded Funds (cost $19,734,694)(wa)		19,514,214
Common Stock 0.0%
Interactive Media & Services
Diamond Sports Group LLC*(x) (cost $2,663)	1,016	178
Option Purchased*~ 0.0%
(cost $6,635)		11,095

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	1,899	—

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 100.0% (cost $990,315,162)		982,105,521
Options Written*~ (0.0)%
(premiums received $0)		(4,463)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 100.0% (cost $990,315,162)		982,101,058

	Shares
Short-Term Investments 1.8%
Affiliated Mutual Fund 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $17,112,113)(wa)	17,112,113	17,112,113
Options Purchased*~ 0.0%
(cost $140,195)		263,529

Total Short-Term Investments (cost $17,252,308)		17,375,642

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 101.8% (cost $1,007,567,470)		999,476,700

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Value
Options Written*~ (0.0)%
(premiums received $146,956)	$(275,091)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 101.8% (cost $1,007,420,514)	999,201,609
Liabilities in excess of other assets(z) (1.8)%	(17,262,232)

Net Assets 100.0%	$981,939,377

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
TONAR—Tokyo Overnight Average Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,000,000 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
B&G Foods, Inc., Gtd. Notes, 5.250%, 09/15/27	09/13/23-10/23/24	$187,500	$194,749	0.0%
Diamond Sports Group LLC*	01/02/25	2,663	178	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Invitation Homes Operating Partnership LP, Gtd. Notes, 2.000%, 08/15/31	11/25/24	222,399	232,500	0.0
Total		$412,562	$427,427	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		1,054	$172
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		1,054	—
Currency Option USD vs HUF	Put	MSI	06/11/26	320.00		—		1,054	57,293
Total OTC Traded (cost $26,483)									$57,465

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.268%	EUR	5,015	$11,095
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.630%		1,512	790
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		3,556	5,358
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.268%	2.80%(A)	EUR	6,140	6,902
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.268%	10.29%(A)	EUR	6,140	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.630%	3.82%(T)		9,065	34,160

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.630%	11.07%(T)	9,065	$48
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.630%	3.74%(A)	5,700	23,678
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.630%	8.00%(A)	5,700	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.630%	3.21%(A)	6,645	92,026
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.630%	8.19%(A)	6,645	38
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.630%	3.89%(A)	1,512	9,767
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	1,465	6,846
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	1,465	6,846
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	2,930	13,691
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	6,530	5,914
Total OTC Swaptions (cost $120,347)								$217,159
Total Options Purchased (cost $146,830)								$274,624
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	CITI	06/11/26	3.76		—		1,054	$(172)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		1,054	(57,293)
Total OTC Traded (premiums received $22,037)									$(57,465)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.268%	1.74%(A)	EUR	5,015	$(4,463)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.630%	3.09%(A)		1,512	(351)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.268%	EUR	12,280	(3,860)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.630%		18,130	(35,347)
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.630%		11,400	(24,424)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.630%		6,645	(62,001)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%		6,645	(44,322)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%		1,512	(17,973)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		2,200	(4,701)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		2,200	(4,701)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.50	5.00%(Q)	CDX.NA.HY.46.V1(Q)	4,400	$(11,146)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	13,060	(6,525)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	3,556	(2,275)
Total OTC Swaptions (premiums received $124,919)								$(222,089)
Total Options Written (premiums received $146,956)								$(279,554)
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
261	2 Year U.S. Treasury Notes	Sep. 2026	$53,912,813	$46,553
375	5 Year U.S. Treasury Notes	Sep. 2026	40,204,103	132,911
28	10 Year Australian Treasury Bonds	Jun. 2026	2,194,180	16,726
4	10 Year Euro-Bund	Sep. 2026	590,665	1,396
23	10 Year U.S. Treasury Notes	Sep. 2026	2,526,047	(2,907)
463	10 Year U.S. Ultra Treasury Notes	Sep. 2026	51,892,174	349,882
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	1,601,688	(3,365)
				541,196
Short Positions:
40	5 Year Euro-Bobl	Sep. 2026	5,373,372	(17,991)
2	20 Year U.S. Treasury Bonds	Sep. 2026	224,438	372
15	Euro Schatz Index	Sep. 2026	1,853,701	(976)
				(18,595)
				$522,601
Bond forward contracts outstanding at May 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.875%, 05/15/49	JPM	08/13/26	2,270	$72.89	$1,654,614	$1,600,322	$—	$(54,292)
3.375%, 08/15/42	MSI	08/11/26	1,610	$85.40	1,374,902	1,338,000	—	(36,902)
4.750%, 11/15/43	BNP	07/29/26	3,465	$99.35	3,442,580	3,389,605	—	(52,975)
					$6,472,096	$6,327,927	$—	$(144,169)
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Chilean Peso,
Expiring 06/17/26	CITI	CLP	489,497	$525,000	$550,049	$25,049	$—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	10,836	1,583,768	1,603,833	20,065	—
Expiring 06/17/26	BOA	CNH	1,864	271,000	275,965	4,965	—
Expiring 06/17/26	HSBC	CNH	2,299	336,000	340,236	4,236	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/17/26	MSI	CNH	5,418	$788,974	$801,917	$12,943	$—
Colombian Peso,
Expiring 06/17/26	BOA	COP	1,982,652	525,000	535,146	10,146	—
Expiring 06/17/26	CITI	COP	1,400,466	375,359	378,005	2,646	—
Expiring 06/17/26	JPM	COP	2,799,385	733,092	755,593	22,501	—
Euro,
Expiring 07/22/26	BNY	EUR	1,205	1,413,942	1,408,286	—	(5,656)
Indian Rupee,
Expiring 06/17/26	CITI	INR	20,619	221,350	216,604	—	(4,746)
Expiring 06/17/26	HSBC	INR	30,634	319,000	321,802	2,802	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	9,298	527,000	535,459	8,459	—
Expiring 06/17/26	JPM	MXN	12,444	704,640	716,627	11,987	—
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	18,814	591,221	597,350	6,129	—
Expiring 06/17/26	MSI	TWD	17,385	547,000	552,002	5,002	—
Expiring 06/17/26	SCB	TWD	25,368	797,000	805,450	8,450	—
Philippine Peso,
Expiring 06/17/26	BOA	PHP	21,339	356,000	346,491	—	(9,509)
Expiring 06/17/26	HSBC	PHP	62,680	1,040,000	1,017,776	—	(22,224)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	439	346,000	344,329	—	(1,671)
Expiring 06/17/26	SSB	SGD	1,078	843,047	845,994	2,947	—
South African Rand,
Expiring 06/17/26	BARC	ZAR	8,160	478,716	502,472	23,756	—
Expiring 06/17/26	BOA	ZAR	4,332	256,230	266,780	10,550	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	2,064,086	1,404,933	1,369,256	—	(35,677)
Thai Baht,
Expiring 06/17/26	GSI	THB	11,634	355,000	358,016	3,016	—
Expiring 06/17/26	HSBC	THB	29,069	890,861	894,528	3,667	—
Expiring 06/17/26	SCB	THB	58,138	1,788,390	1,789,056	666	—
				$18,018,523	$18,129,022	189,982	(79,483)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/22/26	HSBC	GBP	766	$1,044,729	$1,031,321	$13,408	$—
Expiring 07/22/26	MSI	GBP	606	822,582	816,082	6,500	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	339,406	378,949	381,391	—	(2,442)
Expiring 06/17/26	HSBC	CLP	150,091	164,427	168,658	—	(4,231)
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	20,417	2,986,892	3,021,950	—	(35,058)
Colombian Peso,
Expiring 06/17/26	CITI	COP	957,169	256,600	258,353	—	(1,753)
Expiring 06/17/26	DB	COP	2,191,767	591,634	591,589	45	—
Expiring 06/17/26	MSI	COP	2,635,063	705,600	711,241	—	(5,641)
Expiring 06/17/26	MSI	COP	398,503	107,298	107,562	—	(264)
Euro,
Expiring 07/22/26	JPM	EUR	677	797,438	791,587	5,851	—
Expiring 07/22/26	MSI	EUR	9,970	11,811,291	11,656,503	154,788	—
Expiring 07/22/26	SSB	EUR	9,822	11,634,960	11,482,526	152,434	—
Expiring 07/22/26	TD	EUR	9,970	11,798,505	11,656,504	142,001	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/17/26	BOA	INR	30,244	$319,000	$317,714	$1,286	$—
Expiring 06/17/26	CITI	INR	21,008	221,679	220,692	987	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	9,927	555,168	571,716	—	(16,548)
Expiring 06/17/26	JPM	MXN	6,045	332,000	348,117	—	(16,117)
Expiring 06/17/26	MSI	MXN	5,769	323,000	332,253	—	(9,253)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	41,044	1,279,556	1,303,201	—	(23,645)
Expiring 06/17/26	HSBC	TWD	20,522	638,723	651,601	—	(12,878)
Philippine Peso,
Expiring 06/17/26	CITI	PHP	11,603	195,451	188,402	7,049	—
Expiring 06/17/26	HSBC	PHP	72,416	1,194,623	1,175,865	18,758	—
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	1,517	1,200,877	1,190,323	10,554	—
South African Rand,
Expiring 06/17/26	MSI	ZAR	8,018	491,121	493,711	—	(2,590)
Expiring 06/17/26	SCB	ZAR	4,475	267,000	275,541	—	(8,541)
South Korean Won,
Expiring 06/17/26	MSI	KRW	1,376,057	916,699	912,838	3,861	—
Expiring 06/17/26	MSI	KRW	688,029	454,160	456,419	—	(2,259)
Thai Baht,
Expiring 06/17/26	HSBC	THB	73,990	2,358,880	2,276,872	82,008	—
Expiring 06/17/26	HSBC	THB	24,851	785,000	764,727	20,273	—
				$54,633,842	$54,155,259	619,803	(141,220)
						$809,785	$(220,703)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	505	$(2,857)	$(1,375)	$(1,482)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		655	0.397%	$16,188	$14,629	$1,559	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	115	1.264%	1,664	201	1,463	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		389	0.299%	3,599	2,863	736	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		199	0.299%	1,863	1,297	566	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		268	0.290%	1,609	1,069	540	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	445	0.234%	1,294	197	1,097	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		1,012	0.288%	6,085	3,800	2,285	GSI

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	627	0.278%	$4,458	$3,237	$1,221	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	348	0.278%	2,474	1,636	838	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		1,420	0.242%	8,907	5,429	3,478	GSI
Citigroup, Inc.	12/20/27	1.000%(Q)		80	0.323%	987	746	241	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		360	1.364%	(1,848)	(1,058)	(790)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		125	1.364%	(641)	(123)	(518)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	256	0.115%	766	184	582	JPM
European Investment Bank	12/20/26	—%(Q)		1,475	0.033%	(276)	(408)	132	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		270	0.420%	642	91	551	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		243	0.484%	1,803	1,168	635	BARC
Hellenic Republic	12/20/26	1.000%(Q)		584	0.047%	4,305	2,930	1,375	BARC
Hellenic Republic	06/20/27	1.000%(Q)		95	0.065%	1,123	696	427	BARC
Hellenic Republic	12/20/27	1.000%(Q)		70	0.100%	1,105	687	418	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		378	0.143%	2,580	1,753	827	MSI
HSBC Bank PLC	06/20/27	1.000%(Q)	EUR	559	0.152%	7,164	5,831	1,333	BOA
Kingdom of Norway	12/20/26	—%(Q)		860	0.027%	(128)	(237)	109	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		75	0.172%	190	31	159	CITI
Kingdom of Spain	06/20/26	0.250%(T)	EUR	1,275	0.016%	966	175	791	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	449	0.016%	1,375	250	1,125	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	400	0.027%	(8)	(5)	(3)	BARC
National Bank of Canada	12/20/26	1.000%(Q)		269	0.267%	1,649	1,093	556	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		1,110	0.184%	2,799	466	2,333	BARC
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		702	*	8,125	6,915	1,210	BOA
Petroleos Mexicanos	06/20/26	1.000%(Q)		125	0.941%	257	(44)	301	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		85	0.941%	175	(22)	197	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		70	0.941%	145	(22)	167	BARC
Republic of Angola	12/20/27	1.000%(Q)		400	2.469%	(7,972)	(14,653)	6,681	BARC
Republic of Argentina	12/20/26	5.000%(Q)		500	0.924%	16,460	(2,840)	19,300	MSI
Republic of Chile	06/20/28	1.000%(Q)		184	0.203%	3,302	2,354	948	BARC
Republic of Columbia	12/20/26	1.000%(Q)		388	0.728%	1,378	419	959	BARC
Republic of France	12/20/26	0.250%(Q)		1,444	0.065%	2,231	1,227	1,004	BARC

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	12/20/26	0.250%(Q)		755	0.065%	$1,166	$639	$527	BARC
Republic of France	06/20/27	0.250%(Q)		260	0.094%	557	335	222	BARC
Republic of France	12/20/30	0.250%(Q)		505	0.259%	58	(2,832)	2,890	BARC
Republic of Italy	06/20/26	—%(Q)		1,667	0.043%	(43)	(68)	25	BARC
Republic of Italy	06/20/26	—%(Q)		340	0.043%	(9)	(22)	13	BARC
Republic of Italy	09/20/26	1.000%(Q)		1,645	0.046%	8,250	4,825	3,425	BARC
Republic of Ivory Coast	03/31/27	2.900%(Q)		640	0.989%	13,942	(42)	13,984	CITI
Republic of Kazakhstan	12/20/26	1.000%(Q)		176	0.189%	1,157	788	369	CITI
Republic of Panama	06/20/26	1.000%(Q)		219	0.342%	531	62	469	CITI
Republic of Panama	06/20/27	1.000%(Q)		1,562	0.418%	12,672	8,929	3,743	CITI
Republic of Panama	06/20/27	1.000%(Q)		547	0.418%	4,438	3,261	1,177	BARC
Republic of Peru	06/20/28	1.000%(Q)		195	0.321%	3,036	2,062	974	BARC
Republic of Romania	12/20/26	1.000%(Q)		56	0.439%	289	152	137	BOA
Republic of Serbia	12/20/30	1.000%(Q)		130	1.319%	(1,437)	(1,339)	(98)	BARC
Republic of Slovakia	12/20/27	1.000%(Q)		210	0.174%	3,074	2,637	437	BARC
Republic of South Africa	12/20/26	1.000%(Q)		271	0.226%	1,725	835	890	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	319	0.074%	964	237	727	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	206	0.074%	622	131	491	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		463	0.087%	3,308	2,250	1,058	MSI
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		700	0.382%	8,007	6,392	1,615	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		375	1.173%	721	(146)	867	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		291	0.163%	1,954	1,318	636	MSI
State of Israel	06/20/27	1.000%(Q)		400	0.164%	4,316	3,265	1,051	CITI
State of Qatar	12/20/26	1.000%(Q)		300	0.116%	2,095	1,449	646	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	323	0.238%	938	183	755	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	281	0.275%	2,004	1,362	642	BARC
TotalEnergies Capital SA	06/20/26	—%(T)	EUR	774	0.075%	(42)	(45)	3	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,360	0.187%	864	126	738	BARC
UBS Group AG	12/20/26	1.000%(Q)	EUR	1,023	0.128%	8,284	5,729	2,555	GSI
UniCredit SpA	06/20/26	1.000%(T)	EUR	187	0.091%	563	115	448	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		230	0.141%	586	94	492	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		1,207	0.255%	11,853	9,126	2,727	GSI

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Verizon Communications, Inc.	06/20/27	1.000%(Q)	634	0.255%	$6,226	$4,771	$1,455	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)	544	0.196%	1,367	265	1,102	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)	494	0.196%	1,242	241	1,001	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)	103	*	661	450	211	GSI
					$202,734	$99,497	$103,237

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	60,375	0.507%	$921,880	$1,475,459	$553,579
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Interest rate swap agreements outstanding at May 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	2,710	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.250%	$—	$(30,602)	$(30,602)
CHF	700	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.056)%	—	(10,161)	(10,161)
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.730%	(563)	13,245	13,808
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	5,330	32,248	26,918
GBP	905	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(23)	(51,088)	(51,065)
JPY	210,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(106,501)	(106,501)
JPY	165,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(77,908)	(77,908)
MXN	43,410	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.746%	—	(67,506)	(67,506)
MXN	25,520	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.746%	—	(49,121)	(49,121)
NZD	3,350	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.620%	—	(19,283)	(19,283)
	10,735	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.630%	—	(23,290)	(23,290)
	730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.630%	48	(5,735)	(5,783)
	6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.630%	780	45,245	44,465
	4,720	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.630%	—	—	—
	2,786	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.630%	—	85,233	85,233
	2,710	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.630%	—	(96,826)	(96,826)
	670	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.630%	(4,546)	(49,245)	(44,699)
	370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.630%	161,235	177,473	16,238
	3,540	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.630%	50,854	143,107	92,253
	590	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.630%	4,480	54,186	49,706
	2,065	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.630%	—	152,538	152,538
	1,060	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.630%	(19,089)	23,739	42,828
	6,419	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.630%	—	—	—
					$198,506	$139,748	$(58,758)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).